Supplement dated August 5, 2013 to Prospectus dated March 1, 2013

KeyCorp, the parent of the Adviser and the Distributor, entered into an agreement on February 19, 2013 to sell its interests in the Adviser and the Distributor to a private equity fund sponsored by Crestview Partners, a private equity firm based in New York, and to management of the Adviser and the Distributor.  On July 31, 2013, the closing of the aforementioned sale was completed.

At Special Meetings of Shareholders of the Funds held on May 17, 2013 and various adjournments thereof, Fund shareholders elected the proposed Trustees, and approved a new Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of the Funds (other than the Special Value Fund), at the same fee rates as those under the previous investment advisory agreements.  Shareholders also approved a new Investment Sub-Advisory Agreement between the Adviser, KPB Investment Advisors LLC and the Trust on behalf of each of National Municipal Bond Fund and Ohio Municipal Bond Fund.  In addition, shareholders approved a Distribution and Service Plan for Class A shares of each Fund.

The previous investment advisory agreements were terminated upon the closing. On August 1, 2013, the new Investment Advisory Agreement and Investment Sub-Advisory Agreement, as approved by shareholders, became effective.

The new Distribution and Service Plan for Class A shares, as approved by shareholders, became effective as of August 1, 2013, and the existing Shareholder Servicing Plan for Class A shares was terminated for each Fund.

In addition, the following changes to this Prospectus are effective August 1, 2013:

1.              The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 1 for the Diversified Stock Fund is restated as follows:

Class A
Management Fees	0.62%
Distribution (12b-1) Fees	0.25%
Other Expenses(3)	0.22%
Total Annual Fund Operating Expenses	1.09%
Fee Waiver/Expense Reimbursement	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.09%

2.              The second sentence of the section “Organization and Management of the Funds — The Investment Adviser” on page 12 of the Prospectus is replaced with the following:

“The Adviser is a New York corporation registered as an investment adviser with the SEC.”

3.              Item 6.b.ii. of the section “Choosing a Share Class — Sales Charge Reduction and Waivers for Class A Shares” on page 18 of the Prospectus is replaced with the following:

“ii. directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers;”* and”

4.              The reference to the term “Affiliated Providers” found at the bottom of page 18 is replaced with the following:

“*Affiliated Providers are affiliates, parents and subsidiaries of the Adviser, and any organization that provides services to the Trust.”

5.              The fifth bullet point of the section “Choosing a Share Class — Eligibility Requirements to Purchase Class I Share” on pages 20-21of the Prospectus is replaced with the following:

“ Directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers;”**”

6.              The reference to the term “Affiliated Providers” found at the bottom of page 21 is replaced with the following:

“**Affiliated Providers are affiliates, parents and subsidiaries of the Adviser, and any organization that provides services to the Trust.”

7.              The following section “Shareholder Servicing and Distribution Plans — Shareholder Servicing Plan for Class A Shares” found on page 35 is deleted in its entirety.

8.              The first paragraph and the first two sentences of the second paragraph of the section “Shareholder Servicing and Distribution Plans — Distribution Plans” found on page 35 is replaced with the following:

“In accordance with Rule 12b-1 of the Investment Company Act of 1940, Victory has adopted a Distribution and Service Plan for Class A, Class C and Class R shares of the Fund.

Under the Class A Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of the Fund’s average daily net assets. Under the Class R Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.50% of the Fund’s average daily net assets. The fee is paid for general distribution services, for selling Class A or Class R shares as applicable for the Fund and for providing personal services to shareholders of the Fund.”

9.              The last paragraph of the section “Shareholder Servicing and Distribution Plans — Distribution Plans” found on the bottom of page 36 and top of page 37 is deleted in its entirety.

10.       The first sentence of the section “Other Service Providers” on page 47 of the Prospectus is replaced with the following:

“Victory Capital Advisers, Inc. (the Distributor), member FINRA and SIPC, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as distributor for the continuous offering of the Funds’ shares.”

The Funds is distributed by Victory Capital Advisers, Inc. (“VCA”), member FINRA and SIPC. Victory Capital Management Inc., an affiliate of VCA, is the investment adviser to the Fund and receives fees from the Fund for its services.

Supplement dated August 5, 2013 to Prospectus dated March 1, 2013

KeyCorp, the parent of the Adviser and the Distributor, entered into an agreement on February 19, 2013 to sell its interests in the Adviser and the Distributor to a private equity fund sponsored by Crestview Partners, a private equity firm based in New York, and to management of the Adviser and the Distributor.  On July 31, 2013, the closing of the aforementioned sale was completed.

At Special Meetings of Shareholders of the Funds held on May 17, 2013 and various adjournments thereof, Fund shareholders elected the proposed Trustees, and approved a new Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of the Funds (other than the Special Value Fund), at the same fee rates as those under the previous investment advisory agreements.  Shareholders also approved a new Investment Sub-Advisory Agreement between the Adviser, KPB Investment Advisors LLC and the Trust on behalf of each of National Municipal Bond Fund and Ohio Municipal Bond Fund.  In addition, shareholders approved a Distribution and Service Plan for Class A shares of each Fund.

The previous investment advisory agreements were terminated upon the closing. On August 1, 2013, the new Investment Advisory Agreement and Investment Sub-Advisory Agreement, as approved by shareholders, became effective.

The new Distribution and Service Plan for Class A shares, as approved by shareholders, became effective as of August 1, 2013, and the existing Shareholder Servicing Plan for Class A shares was terminated for each Fund.

In addition, on August 1, 2013, an interim investment advisory agreement became effective with respect to Special Value Fund.  The Interim Agreement will be effective for 150 days or until shareholders of Special Value Fund approve the new Investment Advisory Agreement, whichever is earlier, and contains substantially the same terms as the previous investment advisory agreement.

In addition, the following changes to this Prospectus are effective August 1, 2013:

1.              The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 1 for the Dividend Growth Fund is restated as follows:

Class A
Management Fees	0.70%
Distribution (12b-1) Fees	0.25%
Other Expenses(3)	1.87%
Total Annual Fund Operating Expenses	2.82%
Fee Waiver/Expense Reimbursement	(1.57)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(4)	1.25%

2.              The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 12 for the Established Value Fund is restated as follows:

Class A
Management Fees	0.48%
Distribution (12b-1) Fees	0.25%
Other Expenses(2)	0.33%
Total Annual Fund Operating Expenses	1.06%
Fee Waiver/Expense Reimbursement	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.06%

3.              The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 18 for the Special Value Fund is restated as follows:

Class A
Management Fees	0.73%
Distribution (12b-1) Fees	0.25%
Other Expenses(3)	0.32%
Total Annual Fund Operating Expenses	1.30%
Fee Waiver/Expense Reimbursement	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.30%

4.              The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 24 for the Small Company Opportunity Fund is restated as follows:

Class A
Management Fees	0.80%
Distribution (12b-1) Fees	0.25%
Other Expenses(2)	0.33%
Total Annual Fund Operating Expenses	1.38%
Fee Waiver/Expense Reimbursement	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.38%

5.              The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 30 for the Large Cap Growth Fund is restated as follows:

Class A
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses(3)	0.29%
Total Annual Fund Operating Expenses	1.29%
Fee Waiver/Expense Reimbursement	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.29%

6.              The second sentence of the section “Organization and Management of the Funds — The Investment Adviser” on page 50 of the Prospectus is replaced with the following:

“The Adviser is a New York corporation registered as an investment adviser with the SEC.”

7.              Item 6.b.ii. of the section “Choosing a Share Class — Sales Charge Reduction and Waivers for Class A Shares” on page 59 of the Prospectus is replaced with the following:

“ii. directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers;”* and”

8.              The reference to the term “Affiliated Providers” found at the bottom of page 59 is replaced with the following:

“*Affiliated Providers are affiliates, parents and subsidiaries of the Adviser, and any organization that provides services to the Trust.”

9.              The fifth bullet point of the section “Choosing a Share Class — Eligibility Requirements to Purchase Class I Share” on pages 61-62 of the Prospectus is replaced with the following:

“ Directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers;”**”

10.       The reference to the term “Affiliated Providers” found at the bottom of page 62 is replaced with the following:

“**Affiliated Providers are affiliates, parents and subsidiaries of the Adviser, and any organization that provides services to the Trust.”

11.       The following section “Shareholder Servicing and Distribution Plans — Shareholder Servicing Plan for Class A Shares” found on page 76 is deleted in its entirety.

12.       The first paragraph and the first two sentences of the second paragraph of the section “Shareholder Servicing and Distribution Plans — Distribution Plans” found on page 76 is replaced with the following:

“In accordance with Rule 12b-1 of the Investment Company Act of 1940, Victory has adopted a Distribution and Service Plan for Class A and Class R shares of each Fund and for those Funds that offer Class C shares.

Under the Class A Distribution and Service Plan, each Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of each Fund’s average daily net assets. Under the Class R Distribution and Service Plan, each Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.50% of each Fund’s average daily net assets. The fee is paid for general distribution services, for selling Class A or Class R shares as applicable for each of these

Funds and for providing personal services to shareholders of each of these Funds.”

13.       The last paragraph of the section “Shareholder Servicing and Distribution Plans — Distribution Plans” found near the top of page 78 is deleted in its entirety.

14.       The first sentence of the section “Other Service Providers” on page 88 of the Prospectus is replaced with the following:

“Victory Capital Advisers, Inc. (the Distributor), member FINRA and SIPC, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as distributor for the continuous offering of the Funds’ shares.”

The Funds are distributed by Victory Capital Advisers, Inc. (“VCA”), member FINRA and SIPC. Victory Capital Management Inc., an affiliate of VCA, is the investment adviser to the Funds and receives fees from the Funds for its services.

Supplement dated August 5, 2013 to Prospectus dated March 1, 2013

KeyCorp, the parent of the Adviser and the Distributor, entered into an agreement on February 19, 2013 to sell its interests in the Adviser and the Distributor to a private equity fund sponsored by Crestview Partners, a private equity firm based in New York, and to management of the Adviser and the Distributor.  On July 31, 2013, the closing of the aforementioned sale was completed.

At Special Meetings of Shareholders of the Funds held on May 17, 2013 and various adjournments thereof, Fund shareholders elected the proposed Trustees, and approved a new Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of the Funds (other than the Special Value Fund), at the same fee rates as those under the previous investment advisory agreements.  Shareholders also approved a new Investment Sub-Advisory Agreement between the Adviser, KPB Investment Advisors LLC and the Trust on behalf of each of National Municipal Bond Fund and Ohio Municipal Bond Fund.  In addition, shareholders approved a Distribution and Service Plan for Class A shares of each Fund.

The previous investment advisory agreements were terminated upon the closing. On August 1, 2013, the new Investment Advisory Agreement and Investment Sub-Advisory Agreement, as approved by shareholders, became effective.

The new Distribution and Service Plan for Class A shares, as approved by shareholders, became effective as of August 1, 2013, and the existing Shareholder Servicing Plan for Class A shares was terminated for each Fund.

In addition, the following changes to this Prospectus are effective August 1, 2013:

1.              The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 1 for the Global Equity Fund is restated as follows:

Class A
Management Fees	0.80%
Distribution (12b-1) Fees	0.25%
Other Expenses	1.27%
Acquired Fund Fees and Expenses(5)	0.02%
Total Annual Fund Operating Expenses	2.34%
Fee Waiver/Expense Reimbursement	(0.92)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(6)	1.42%

2.              The second sentence of the section “Organization and Management of the Funds — The Investment Adviser” on page 17 of the Prospectus is replaced with the following:

“The Adviser is a New York corporation registered as an investment adviser with the SEC.”

3.              Item 6.b.ii. of the section “Choosing a Share Class — Sales Charge Reduction and Waivers for Class A Shares” on page 24 of the Prospectus is replaced with the following:

“ii. directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers;”* and”

4.              The reference to the term “Affiliated Providers” found at the bottom of page 24 is replaced with the following:

“*Affiliated Providers are affiliates, parents and subsidiaries of the Adviser, and any organization that provides services to the Trust.”

5.              The fifth bullet point of the section “Choosing a Share Class — Eligibility Requirements to Purchase Class I Share” on page 26 of the Prospectus is replaced with the following:

“ Directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers;”**”

6.              The reference to the term “Affiliated Providers” found at the bottom of page 26 is replaced with the following:

“**Affiliated Providers are affiliates, parents and subsidiaries of the Adviser, and any organization that provides services to the Trust.”

7.              The following section “Shareholder Servicing and Distribution Plans — Shareholder Servicing Plan for Class A Shares” found on page 41 is deleted in its entirety.

8.              The first paragraph and the first two sentences of the second paragraph of the section “Shareholder Servicing and Distribution Plans — Distribution Plans” found on page 41 is replaced with the following:

“In accordance with Rule 12b-1 of the Investment Company Act of 1940, Victory has adopted a Distribution and Service Plan for Class A, Class R and Class C shares of the Fund.

Under the Class A Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of the Fund’s average daily net assets. Under the Class R Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.50% of the Fund’s average daily net assets. The fee is paid for general distribution services, for selling Class A or Class R shares as applicable for the Fund and for providing personal services to its shareholders.”

9.              The last paragraph of the section “Shareholder Servicing and Distribution Plans — Distribution Plans” found on the bottom of page 42 and top of page 43 is deleted in its entirety.

10.       The first sentence of the section “Other Service Providers” on page 55 of the Prospectus is replaced with the following:

“Victory Capital Advisers, Inc. (the Distributor), member FINRA and SIPC, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as distributor for the continuous offering of the Funds’ shares.”

The Fund is distributed by Victory Capital Advisers, Inc. (“VCA”), member FINRA and SIPC. Victory Capital Management Inc., an affiliate of VCA, is the investment adviser to the Fund and receives fees from the Fund for its services.

Supplement dated August 5, 2013 to Prospectus dated March 1, 2013

KeyCorp, the parent of the Adviser and the Distributor, entered into an agreement on February 19, 2013 to sell its interests in the Adviser and the Distributor to a private equity fund sponsored by Crestview Partners, a private equity firm based in New York, and to management of the Adviser and the Distributor.  On July 31, 2013, the closing of the aforementioned sale was completed.

At Special Meetings of Shareholders of the Funds held on May 17, 2013 and various adjournments thereof, Fund shareholders elected the proposed Trustees, and approved a new Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of the Funds (other than the Special Value Fund), at the same fee rates as those under the previous investment advisory agreements.  Shareholders also approved a new Investment Sub-Advisory Agreement between the Adviser, KPB Investment Advisors LLC and the Trust on behalf of each of National Municipal Bond Fund and Ohio Municipal Bond Fund.  In addition, shareholders approved a Distribution and Service Plan for Class A shares of each Fund.

The previous investment advisory agreements were terminated upon the closing. On August 1, 2013, the new Investment Advisory Agreement and Investment Sub-Advisory Agreement, as approved by shareholders, became effective.

The new Distribution and Service Plan for Class A shares, as approved by shareholders, became effective as of August 1, 2013, and the existing Shareholder Servicing Plan for Class A shares was terminated for each Fund.

In addition, the following changes to this Prospectus are effective August 1, 2013:

1.              The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 1 for the Balanced Fund is restated as follows:

Class A
Management Fees	0.60%
Distribution (12b-1) Fees	0.25%
Other Expenses(3)	0.63%
Total Annual Fund Operating Expenses	1.48%
Fee Waiver/Expense Reimbursement	(0.33)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(4)	1.15%

2.              The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 8 for the Investment Grade Convertible Fund is restated as follows:

Class A
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses(2)	0.44%
Total Annual Fund Operating Expenses	1.44%
Fee Waiver/Expense Reimbursement	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.44%

3.              The second sentence of the section “Organization and Management of the Funds — The Investment Adviser” on page 25 of the Prospectus is replaced with the following:

“The Adviser is a New York corporation registered as an investment adviser with the SEC.”

4.              Item 6.b.ii. of the section “Choosing a Share Class — Sales Charge Reduction and Waivers for Class A Shares” on page 33 of the Prospectus is replaced with the following:

“ii. directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers;”* and”

5.              The reference to the term “Affiliated Providers” found at the bottom of page 33 is replaced with the following:

“*Affiliated Providers are affiliates, parents and subsidiaries of the Adviser, and any organization that provides services to the Trust.”

6.              The fifth bullet point of the section “Choosing a Share Class — Eligibility Requirements to Purchase Class I Share” on page 36 of the Prospectus is replaced with the following:

“ Directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers;”**”

7.              The reference to the term “Affiliated Providers” found at the bottom of page 36 is replaced with the following:

“**Affiliated Providers are affiliates, parents and subsidiaries of the Adviser, and any organization that provides services to the Trust.”

8.              The following section “Shareholder Servicing and Distribution Plans — Shareholder Servicing Plan for Class A Shares” found on page 50 is deleted in its entirety.

9.              The first paragraph and the first two sentences of the second paragraph of the section “Shareholder Servicing and Distribution Plans — Distribution Plans” found on page 50 is replaced with the following:

“In accordance with Rule 12b-1 of the Investment Company Act of 1940, Victory has adopted a Distribution and Service Plan for Class A shares of each Fund and Class C and Class R shares of the Balanced Fund.

Under the Class A Distribution and Service Plan, each Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of each Fund’s average daily net assets. Under the Class R Distribution and Service Plan, the Balanced Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.50% of each Fund’s average daily net assets. The fee is paid for general distribution services, for selling Class A for each of these Funds or Class R shares for the Balanced Fund as applicable and for providing personal services to shareholders of each of these Funds.”

10.       The last paragraph of the section “Shareholder Servicing and Distribution Plans — Distribution Plans” found on the top of page 52 is deleted in its entirety.

11.       The first sentence of the section “Other Service Providers” on page 62 of the Prospectus is replaced with the following:

“Victory Capital Advisers, Inc. (the Distributor), member FINRA and SIPC, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as distributor for the continuous offering of the Funds’ shares.”

The Funds are distributed by Victory Capital Advisers, Inc. (“VCA”), member FINRA and SIPC. Victory Capital Management Inc., an affiliate of VCA, is the investment adviser to the Funds and receives fees from the Funds for its services.

Supplement dated August 5, 2013 to Prospectus dated March 1, 2013

KeyCorp, the parent of the Adviser and the Distributor, entered into an agreement on February 19, 2013 to sell its interests in the Adviser and the Distributor to a private equity fund sponsored by Crestview Partners, a private equity firm based in New York, and to management of the Adviser and the Distributor.  On July 31, 2013, the closing of the aforementioned sale was completed.

At Special Meetings of Shareholders of the Funds held on May 17, 2013 and various adjournments thereof, Fund shareholders elected the proposed Trustees, and approved a new Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of the Funds (other than the Special Value Fund), at the same fee rates as those under the existing investment advisory agreements.  Shareholders also approved a new Investment Sub-Advisory Agreement between the Adviser, KPB Investment Advisors LLC and the Trust on behalf of each of National Municipal Bond Fund and Ohio Municipal Bond Fund.  In addition, shareholders approved a Distribution and Service Plan for Class A shares of each Fund.

The previous investment advisory agreements were terminated upon the closing. On August 1, 2013, the new Investment Advisory Agreement and Investment Sub-Advisory Agreement, as approved by shareholders, became effective.

The new Distribution and Service Plan for Class A shares, as approved by shareholders, became effective as of August 1, 2013, and the existing Shareholder Servicing Plan for Class A shares was terminated for each Fund.

In addition, the following changes to this Prospectus are effective August 1, 2013:

1.              The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 1 for the International Fund is restated as follows:

Class A
Management Fees	0.80%
Distribution (12b-1) Fees	0.25%
Other Expenses	2.36%
Acquired Fund Fees and Expenses(5)	0.05%
Total Annual Fund Operating Expenses	3.46%
Fee Waiver/Expense Reimbursement	(2.01)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(6)	1.45%

2.              The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 7 for the International Select Fund is restated as follows:

Class A
Management Fees	0.80%
Distribution (12b-1) Fees	0.25%
Other Expenses	2.52%
Acquired Fund Fees and Expenses(5)	0.04%
Total Annual Fund Operating Expenses	3.61%
Fee Waiver/Expense Reimbursement	(2.17)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(6)	1.44%

3.              The second sentence of the section “Organization and Management of the Funds — The Investment Adviser” on page 23 of the Prospectus is replaced with the following:

“The Adviser is a New York corporation registered as an investment adviser with the SEC.”

4.              Item 6.b.ii. of the section “Choosing a Share Class — Sales Charge Reduction and Waivers for Class A Shares” on page 30 of the Prospectus is replaced with the following:

“ii. directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers;”* and”

5.              The reference to the term “Affiliated Providers” found at the bottom of page 30 is replaced with the following:

“*Affiliated Providers are affiliates, parents and subsidiaries of the Adviser, and any organization that provides services to the Trust.”

6.              The fifth bullet point of the section “Choosing a Share Class — Eligibility Requirements to Purchase Class I Share” on page 32 of the Prospectus is replaced with the following:

“ Directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers;”**”

7.              The reference to the term “Affiliated Providers” found at the bottom of page 32 is replaced with the following:

“**Affiliated Providers are affiliates, parents and subsidiaries of the Adviser, and any organization that provides services to the Trust.”

8.              The following section “Shareholder Servicing and Distribution Plans — Shareholder Servicing Plan for Class A Shares” found on page 49 is deleted in its entirety.

9.              The first paragraph and the first two sentences of the second paragraph of the section “Shareholder Servicing and Distribution Plans — Distribution Plans” found on page 49 is replaced with the following:

“In accordance with Rule 12b-1 of the Investment Company Act of 1940, Victory has adopted a Distribution and Service Plan for Class A, Class C and Class R shares of each Fund.

Under the Class A Distribution and Service Plan, each Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of each Fund’s average daily net assets. Under the Class R Distribution and Service Plan, each Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.50% of each Fund’s average daily net assets. The fee is paid for general distribution services, for selling Class A or Class R shares as applicable for each of the Funds and for providing personal services to shareholders of each of these Funds.”

10.       The last paragraph of the section “Shareholder Servicing and Distribution Plans — Distribution Plans” found on the top of page 51 is deleted in its entirety.

11.       The first sentence of the section “Other Service Providers” on page 61 of the Prospectus is replaced with the following:

“Victory Capital Advisers, Inc. (the Distributor), member FINRA and SIPC, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as distributor for the continuous offering of the Funds’ shares.”

The Funds are distributed by Victory Capital Advisers, Inc. (“VCA”), member FINRA and SIPC. Victory Capital Management Inc., an affiliate of VCA, is the investment adviser to the Funds and receives fees from the Funds for its services.

Supplement dated August 5, 2013 to Prospectus dated March 1, 2013

KeyCorp, the parent of the Adviser and the Distributor, entered into an agreement on February 19, 2013 to sell its interests in the Adviser and the Distributor to a private equity fund sponsored by Crestview Partners, a private equity firm based in New York, and to management of the Adviser and the Distributor.  On July 31, 2013, the closing of the aforementioned sale was completed.

At Special Meetings of Shareholders of the Funds held on May 17, 2013 and various adjournments thereof, Fund shareholders elected the proposed Trustees, and approved a new Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of the Funds (other than the Special Value Fund), at the same fee rates as those under the previous investment advisory agreements.  Shareholders also approved a new Investment Sub-Advisory Agreement between the Adviser, KPB Investment Advisors LLC and the Trust on behalf of each of National Municipal Bond Fund and Ohio Municipal Bond Fund.  In addition, shareholders approved a Distribution and Service Plan for Class A shares of each Fund.

The previous investment advisory agreements were terminated upon the closing. On August 1, 2013, the new Investment Advisory Agreement and Investment Sub-Advisory Agreement, as approved by shareholders, became effective.

The new Distribution and Service Plan for Class A shares, as approved by shareholders, became effective as of August 1, 2013, and the existing Shareholder Servicing Plan for Class A shares was terminated for each Fund.

In addition, the following changes to this Prospectus are effective August 1, 2013:

1.              The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 1 for the National Municipal Bond Fund is restated as follows:

Class A
Management Fees	0.55%
Distribution (12b-1) Fees	0.25%
Other Expenses(2)	0.25%
Total Annual Fund Operating Expenses	1.05%
Fee Waiver/Expense Reimbursement	(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	0.99%

2.              The section “Management of the Fund” on page 5 is hereby deleted in its entirety and replaced with the following:.

Management of the Fund:

Investment Adviser

Victory Capital Management Inc. (the “Adviser”)

The Adviser uses a sub-adviser to manage the Fund and the Adviser manages the investment process by evaluating and monitoring the Fund’s sub-adviser.

Sub-Adviser

KPB Investment Advisors LLC (the “Sub-Adviser”)

Paul A. Toft is the Director of Municipal Investments with the Sub-Adviser, and is the Lead Portfolio Manager of the Fund.  He has been a Portfolio Manager of the Fund since 1994.

Patrick D. Grady is a Senior Portfolio Manager with the Sub-Adviser.  He has been a Portfolio Manager of the Fund since 2012.

3.              The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 7 for the Ohio Municipal Bond Fund is restated as follows:

Class A
Management Fees	0.55%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.27%
Acquired Fund Fees and Expenses(2)	0.01%
Total Annual Fund Operating Expenses	1.08%

4.              The section “Management of the Fund” on page 11 is hereby deleted in its entirety and replaced with the following:

Management of the Fund:

Investment Adviser

Victory Capital Management Inc. (the “Adviser”)

The Adviser uses a sub-adviser to manage the Fund and the Adviser manages the investment process by evaluating and monitoring the Fund’s sub-adviser.

Sub-Adviser

KPB Investment Advisors LLC (the “Sub-Adviser”)

Paul A. Toft is the Director of Municipal Investments with the Sub-Adviser, and is the Lead Portfolio Manager of the Fund.  He has been a Portfolio Manager of the Fund since 1994.

Patrick D. Grady is a Senior Portfolio Manager with the Sub-Adviser.  He has been a Portfolio Manager of the Fund since 2012.

5.              The text in the margin on page 13 is deleted in its entirety.

6.              The second sentence of the section “Organization and Management of the Funds — The Investment Adviser” on page 23 of the Prospectus is replaced with the following:

“The Adviser is a New York corporation registered as an investment adviser with the SEC.”

7.              The following is added before the section “Organization and Management of the Funds — Portfolio Management: on page 23 of the Prospectus.

The Sub-Adviser

Each Fund has a Sub-Advisory Agreement with the Adviser and the Sub-Adviser effective August 1, 2013. The Sub-Adviser is an Ohio limited liability company that is newly registered as of 2013 as an investment adviser with the SEC and is a wholly owned subsidiary of KeyBank National Association. The Sub-Adviser’s address is 127 Public Square, Cleveland, Ohio 44114. The Adviser pays the Sub-Adviser fees for the management of the Funds’ portfolios.”

8.              The second and third paragraph of the section “Organization and Management of the Funds — Portfolio Management” on page 23 of the Prospectus is replaced with the following:

“Mr. Toft is a Director of Municipal Investments of the Sub-Adviser and has been associated with the Sub-Adviser since 2013. Prior to that, Mr. Toft was a Chief Investment Officer (Municipal Investments) of the Adviser and had been associated with the Adviser from 1994 to 2013. Mr. Toft is a CFA charterholder.

Mr. Grady is a Senior Portfolio Manager with the Sub-Adviser and has been associated with the Sub-Adviser since 2013.  Prior to that, Mr. Grady was a Portfolio Manager with the Adviser and had been associated with the Adviser from 2011 to 2013.”

9.              Item 6.b.ii. of the section “Choosing a Share Class — Sales Charge Reduction and Waivers for Class A Shares” on page 29 of the Prospectus is replaced with the following:

“ii. directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers;”* and”

10.       The reference to the term “Affiliated Providers” found at the bottom of page 29 is replaced with the following:

“*Affiliated Providers are affiliates, parents and subsidiaries of the Adviser, and any organization that provides services to the Trust.”

11.       The following section “Shareholder Servicing and Distribution Plans — Shareholder Servicing Plan for Class A Shares” found on page 42 is deleted in its entirety.

12.       The following section “Shareholder Servicing and Distribution Plans — Distribution Plan” found on page 42 is replaced by the following:

“Distribution Plan

In accordance with Rule 12b-1 of the Investment Company Act of 1940, Victory has adopted a Distribution and Service Plan for Class A shares of each Fund.

Under the Class A Distribution and Service Plan, each Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of each Fund’s average daily net assets. The fee is paid for general distribution services, for selling Class A shares as applicable for each of these Funds and for providing personal services to shareholders of each of these Funds. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of a Fund’s shares. Personal services to shareholders are generally provided by broker-dealers or other intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Because Rule 12b-1 fees are paid out of a Fund’s assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.”

13.       The first sentence of the section “Other Service Providers” on page 53 of the Prospectus is replaced with the following:

“Victory Capital Advisers, Inc. (the Distributor), member FINRA and SIPC, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as distributor for the continuous offering of the Funds’ shares.”

The Funds are distributed by Victory Capital Advisers, Inc. (“VCA”), member FINRA and SIPC. Victory Capital Management Inc., an affiliate of VCA, is the investment adviser to the Funds and receives fees from the Funds for its services.

Supplement dated August 5, 2013 to Prospectus dated March 1, 2013

KeyCorp, the parent of the Adviser and the Distributor, entered into an agreement on February 19, 2013 to sell its interests in the Adviser and the Distributor to a private equity fund sponsored by Crestview Partners, a private equity firm based in New York, and to management of the Adviser and the Distributor.  On July 31, 2013, the closing of the aforementioned sale was completed.

At Special Meetings of Shareholders of the Funds held on May 17, 2013 and various adjournments thereof, Fund shareholders elected the proposed Trustees, and approved a new Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of the Funds (other than the Special Value Fund), at the same fee rates as those under the previous investment advisory agreements.  Shareholders also approved a new Investment Sub-Advisory Agreement between the Adviser, KPB Investment Advisors LLC and the Trust on behalf of each of National Municipal Bond Fund and Ohio Municipal Bond Fund.  In addition, shareholders approved a Distribution and Service Plan for Class A shares of each Fund.

The previous investment advisory agreements were terminated upon the closing. On August 1, 2013, the new Investment Advisory Agreement and Investment Sub-Advisory Agreement, as approved by shareholders, became effective.

The new Distribution and Service Plan for Class A shares, as approved by shareholders, became effective as of August 1, 2013, and the existing Shareholder Servicing Plan for Class A shares was terminated for each Fund.

In addition, the following changes to this Prospectus are effective August 1, 2013:

1.              The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 7 for the Fund for Income is restated as follows:

ClassA
Management Fees	0.45%
Distribution (12b-1) Fees	0.25%
Other Expenses(3)	0.24%
Total Annual Fund Operating Expenses	0.94%
Fee Waiver/Expense Reimbursement	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.94%

2.              The second sentence of the section “Organization and Management of the Funds — The Investment Adviser” on page 23 of the Prospectus is replaced with the following:

“The Adviser is a New York corporation registered as an investment adviser with the SEC.”

3.              Item 6.b.ii. of the section “Choosing a Share Class — Sales Charge Reduction and Waivers for Class A Shares” on page 30 of the Prospectus is replaced with the following:

“ii. directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers;”* and”

4.              The reference to the term “Affiliated Providers” found at the bottom of page 30 is replaced with the following:

“*Affiliated Providers are affiliates, parents and subsidiaries of the Adviser, and any organization that provides services to the Trust.”

5.              The fifth bullet point of the section “Choosing a Share Class — Eligibility Requirements to Purchase Class I Share” on pages 32-33 of the Prospectus is replaced with the following:

“ Directors, trustees, employees, and family members of employees of the Adviser or “Affiliated Providers;”**”

6.              The reference to the term “Affiliated Providers” found at the bottom of page 33 is replaced with the following:

“**Affiliated Providers are affiliates, parents and subsidiaries of the Adviser, and any organization that provides services to the Trust.”

7.              The following section “Shareholder Servicing and Distribution Plans — Shareholder Servicing Plan for Class A Shares” found on page 47 is deleted in its entirety.

8.              The first paragraph and the first two sentences of the second paragraph of the section “Shareholder Servicing and Distribution Plans — Distribution Plans” found on page 47 is replaced with the following:

“In accordance with Rule 12b-1 of the Investment Company Act of 1940, Victory has adopted a Distribution and Service Plan for Class A, Class C and Class R shares of the Fund for Income.

Under the Class A Distribution and Service Plan, the Fund for Income will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of each Fund’s average daily net assets. Under the Class R Distribution and Service Plan, the Fund for Income will pay to the Distributor a monthly fee at an annual rate of up to 0.50% of its average daily net assets. The fee is paid for general distribution services, for selling Class A or Class R shares as applicable and for providing personal services to its shareholders.”

9.              The last paragraph of the section “Shareholder Servicing and Distribution Plans — Distribution Plans” found on the top of page 49 is deleted in its entirety.

10.       The first sentence of the section “Other Service Providers” on page 59 of the Prospectus is replaced with the following:

“Victory Capital Advisers, Inc. (the Distributor), member FINRA and SIPC, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as distributor for the continuous offering of the Funds’ shares.”

The Fund is distributed by Victory Capital Advisers, Inc. (“VCA”), member FINRA and SIPC. Victory Capital Management Inc., an affiliate of VCA, is the investment adviser to the Fund and receives fees from the Fund for its services.

Supplement dated August 5, 2013 to

Statement of Additional Information dated March 1, 2013

1.              On February 20, 2013, the Board of Trustees of The Victory Portfolios (the “Trust”) voted unanimously to close and liquidate the Victory Stock Index Fund and the Victory Core Bond Index Fund.  The liquidation of the two Funds was carried out on April 26, 2013.  References to the Victory Stock Index Fund and Victory Core Bond Index Fund are deleted for the purpose of this Statement of Additional Information.

2.              The first sentence in the first paragraph of the section “Management Of The Trust — Leadership Structure and Board of Trustees” on page 61 is replaced with the following:

“The Trust is governed by a Board of Trustees consisting of seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (the “Independent Trustees”).

3.              Ms. Shepherd retired from the Board and references to Ms. Shepherd are deleted from the Statement of Additional Information.

4.              The first two sentences in the first paragraph of the section “Advisory and Other Contracts — Investment Adviser” on page 67 is replaced with the following:

“One of the Trust’s most important contracts is with the Adviser, a New York corporation registered as an investment adviser with the SEC. The Adviser is a wholly owned subsidiary of Victory Capital Holdings, Inc. (“VCH”).  A majority of the interest in VCH is owned by Crestview Partners II, L.P. and its affiliated funds (together, “Crestview”) with a substantial minority interest owned by employees of the Adviser.”

5.              The second paragraph of the section “Advisory and Other Contracts — Investment Adviser” on page 67 is deleted in its entirety.

6.              The caption “The Advisory Agreement” is replaced and the following language replaces the first three paragraphs of the section on page 69:

“The Advisory and Sub-Advisory Agreements.

An interim advisory agreement dated as of August 1, 2013 (the “Interim Agreement”) between the Adviser and the Trust is in effect for Special Value Fund and provides that it will continue on effect until the earlier of 150 days, or the date of receipt with respect to such Fund of approval by a majority of such Fund’s outstanding shares of a new advisory agreement with the Adviser, unless sooner terminated.  It is terminable at any time without penalty by a vote of the majority of the Trustees of the Trust, or by vote of the majority of the outstanding shares of the Fund, on 10 days written notice by the Trust to the Adviser, or by the Adviser upon 60 days written notice to the Trust.  The Interim Agreement terminates automatically in the event of any assignment, as defined in the 1940 Act.

A new advisory agreement dated as of August 1, 2013 (the “Advisory Agreement”) applies to the other Funds of the Trust.  Unless sooner terminated, the Advisory Agreement between the Adviser and the Trust, on behalf of those Funds, provides that it will continue in effect as to those Funds until December 31, 2014 and for consecutive one-year terms thereafter, provided that such renewal is approved at least annually by the Trustees or by vote of the majority of the outstanding shares of each such Fund (as defined under “Additional Information—Miscellaneous”) and, in either case, by a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreement, by votes cast in person at a meeting called for such purpose.  The Advisory Agreement is terminable as to any particular Fund at any time on 60 days written notice without penalty by a vote of the majority of the outstanding shares of a Fund, by vote of the Trustees, or as to all applicable Funds by the Adviser.  The Advisory Agreement also terminates automatically in the event of any assignment, as defined by the 1940 Act.

The Interim Agreement and the Advisory Agreement provide that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the services pursuant thereto, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

Under the Interim Agreement and the Advisory Agreement, the Adviser may delegate a portion of its responsibilities to a sub-adviser.  In addition, the agreements provide that the Adviser may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund provided all such persons are functioning as part of an organized group of persons, managed by authorized officers of the Adviser.

A sub-advisory agreement between the Trust, the Adviser and KPB Investment Advisors LLC (the “Sub-Adviser”) dated as of August 1, 2013 (the “Sub-Advisory Agreement”) provides for the Sub-Adviser to manage that portion of the assets of the National Municipal Bond Fund and the Ohio Municipal Bond Fund that the Adviser allocates from time to time to the Sub-Adviser to manage (which portion may include any or all of those Funds’ assets), with the assistance and subject to the oversight of the Adviser.  The Adviser pays the Sub-Adviser 0.20% of that portion of the average daily nets assets of such Funds that are subject to the Sub-Adviser’s investment discretion.

Unless sooner terminated, the Sub-Advisory Agreement provides that it will continue in effect as to those Funds until December 31, 2014 and for consecutive one-year terms thereafter, provided that such renewal is approved at least annually by the Trustees or by vote of the majority of the outstanding shares of each such Fund and, in either case, by a majority of the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any party to the Sub-Advisory Agreement, by votes cast in person at a meeting called for such purpose.  The Sub-Advisory Agreement is terminable as to any particular Fund at any time on 60 days written notice without penalty by a vote of the majority of the outstanding shares of a Fund, by vote of the Trustees, or by the Adviser,  or as to all applicable Funds by the Sub-Adviser.  The Sub-Advisory Agreement also terminates automatically in the event of any assignment, as defined by the 1940 Act.

The Sub-Advisory Agreement provides that the Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the services pursuant thereto, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence on the part of the Sub-Adviser in the performance of its duties, or from reckless disregard by the Sub-Adviser of its duties and obligations thereunder.

The Sub-Advisory Agreement provides that the Sub-Adviser may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund provided all such persons are functioning as part of an organized group of persons, managed by authorized officers of the Sub-Adviser.”

7.              The second, third and fourth paragraph of the section “Compensation”  on pages 73 to 74 are hereby replaced with the following:

“A portfolio manager’s annual incentive bonus is based on the manager’s investment performance results.  The Adviser establishes a “target” incentive for each portfolio manager based on the manager’s level of experience and expertise in the manager’s investment style.  This target is set at a percentage of base salary, generally ranging from 40% to 150%.  Individual performance is based on objectives established annually during the first quarter of the fiscal year and are utilized to determine incentive award allocation within the team. Individual performance metrics include portfolio structure and positioning, research, stock selection, asset growth, client retention, presentation skills, marketing to prospective clients and contribution to Victory’s philosophy and values, such as leadership, risk management and teamwork.  Investment performance is based on investment performance of each portfolio manager’s portfolio or Fund relative to a selected peer group(s), and is assigned a

50% - 100% weighting.  The overall performance results of each Fund and all similarly-managed investment companies, pooled investment vehicles and other accounts are compared to the performance information of a peer group of similarly-managed competitors, as supplied by third party analytical agencies.  The manager’s performance versus the peer group then determines the final incentive amount, which generally ranges from zero to 150% of the “target,” depending on results.  For example, performance in an upper decile may result in an incentive bonus that is 150% of the “target” while below-average performance may result in an incentive bonus as low as zero.  Performance results for a manager are based on the composite performance of all accounts managed by that manager on a combination of one, three and five year rolling performance.

In addition to the compensation described above, each of the Dividend Growth Fund’s portfolio manager (Mr. Ekizian), Diversified Stock Fund’s portfolio managers (Mr. Babin, Mr. Danes and Ms. Rains), Small Company Opportunity and Established Value Fund’s portfolio managers (Mr. Miller, Mr. Conners, and Mr. Graff), Global Equity Fund’s portfolio managers (Mr. Knerr, Mr. Saeger), International and International Select Funds’ portfolio managers (Mr. Knerr, Mr. La Jaunie), Large Cap Growth’s portfolio managers (Mr. Maronak, Mr. Kefer, Mr. Dahl, Mr. Koskuba), the Fund for Income’s portfolio managers (Ms. Adelman, Ms. Uhlir) may earn additional incentive compensation based on a percentage of the revenue to the Adviser attributable to fees paid by all investment companies, other pooled investment vehicles and other accounts that employ strategies similar to those employed by their respective Fund(s).

The Funds’ portfolio managers may participate in VCH’s equity ownership plan.  There is an ongoing annual equity pool granted to certain employees based on their contribution to the firm.    Eligibility for participation in these incentive programs depends on the manager’s performance and seniority.  The following portfolio managers are equity owners in the firm: Ms. Adelman, Mr. Babin, Ms. Bush, Mr. Conners, Mr. Dahl, Mr. Danes, Mr. Ekizian, Mr. Graff, Mr. Janus, Mr. Kaesberg, Mr. Kefer, Mr. Knerr, Mr. Koskuba, Mr. La Jaunie, Mr. Maronak, Mr. Miller, Ms. Rains, and Mr. Saeger.”

8.              The first sentence of the section “Distributor” on page 82 is hereby replaced with the following:

“Victory Capital Advisers, Inc. (the “Distributor”) located at 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as distributor for the continuous offering of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust dated August 1, 2013.”

9.              The sections “Shareholder Servicing Plan and ‘Defensive’ Rule 12b-1 Plan” appearing on pages 83 to 84 are deleted in their entirety.

10.       The following paragraph is added before the section “Class C Rule 12b-1Plan” appearing on page 84.

“Class A Rule 12b-1 Plan. The Trust has adopted a Rule 12b-1 Plan, pursuant to which Class A shares of (1) each of the Funds pay the Distributor a distribution and service fee of up to 0.25%.  Under this Rule 12b-1 Plan, the Distributor may use Rule 12b-1 fees for: (a) costs of printing and distributing each such Fund’s prospectus, SAI and reports to prospective investors in these Funds; (b) costs involved in preparing, printing and distributing sales literature pertaining to these Funds; (c) an allocation of overhead and other branch office distribution-related expenses of the Distributor; (d) payments to persons who provide support services in connection with the distribution of each such Fund’s Class A shares, including but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding the Funds, processing shareholder transactions and providing any other shareholder services not otherwise provided by the Funds’ transfer agent; (e) accruals for interest on the amount of the foregoing expenses that exceed the distribution fee and the CDSCs received by the Distributor; and (f) any other expense primarily intended to result in the sale of the Funds’ Class A shares, including, without limitation, payments to salesmen and selling dealers at the time of the sale of such shares, if applicable, and continuing fees to each such salesmen and selling dealers, which fee shall begin to accrue immediately after the sale of such shares.

The Class A Rule 12b-1 Plan specifically recognizes that either the Adviser or the Distributor, directly or through an affiliate, may use its fee revenue, past profits, or other resources, without limitation, to pay promotional and administrative expenses in connection with the offer and sale of Class A shares of these Funds.  In addition, this Rule 12b-1 Plan provides that the Adviser and the Distributor may use their respective resources, including fee revenues, to make payments to third parties that provide assistance in selling these Funds’ Class A shares, or to third parties, including banks, that render shareholder support services.”

11.       The “Revised Date:” appearing on the top of page B-3 is replaced with August 1, 2013.

12.       The first sentence in the fourth paragraph under “Proxy Voting Procedure” on page B-4 is replaced with the following:

“The Proxy Committee is comprised of at least the following: Head of Investment Administration, a Senior Equity Analyst, Victory Portfolio Managers, and Head of Fund Administration.

13.       The fourth bullet point under “Material Conflicts of Interest” on page B-46 is replaced with the following:

“Solicit the opinion of Victory’s Chief Compliance Officer, or his/her designee or consult an internal or external, independent adviser”

14.       The second sentence under “Exception/Escalation Policy” on page B-51 is deleted.